FINANCIAL RISK FACTORS - Interest rate sensitivity (Details) - Interest risk - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK FACTORS
Increase in rate	180.00%	0.00%
Decrease in rate	180.00%	0.00%
Increase in effect on profit before tax	£ 522	£ 0
Decrease in effect on profit before tax	£ 522	£ 0